Acquisitions - Schedule Of Allocation Of Business Combination Consideration between Acquiree And Contractual Agreement Asset (Detail) - Preferred Stock [Member] $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Business Acquisition [Line Items]
Series C redeemable convertible preferred stock issued upon business combination (Note 4), Values	$ 77,619
Less: premium on Uber CPN	(465)
Total consideration	77,154
Consideration allocated to contractual agreements asset	(54,944)
Consideration allocated to Uber Elevate	$ 22,210